Net Income Per Share - TEU (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 17, 2018	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Tangible equity units issued	16,500,000
Tangible equity units proceeds	$ 800.2
Price for basic share (in dollars per share)	$ 0.3134
Price for diluted share (usd per share)		$ 0.3839	$ 0.3711